Leases (Details Narrative)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted-average remaining lease term, operating leases		5 years 11 months 1 day	6 years 4 months 24 days
Weighted average discount rate, operating leases		3.02%	3.00%
SEALS Corp
Weighted-average remaining lease term, operating leases	4 years 11 months 4 days
Weighted average discount rate, operating leases	3.06%